CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,998	$ 1,876	$ 1,732
Cost of sales	(1,369)	(1,279)	(1,107)
Gross profit	629	597	625
Selling expenses	(98)	(74)	(66)
Administrative expenses	(192)	(239)	(185)
Exploration expenses		(21)	(7)
Other operating income	100	175	177
Other operating expenses	(72)	(88)	(88)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories	15	(34)	(39)
Impairment of financial assets	(21)	(56)
Share of profit (loss) from associates and joint ventures	142	146	(2)
Profit from sale/acquisition of companies´ interest		34	9
Operating income	503	440	424
Financial income	45	32	5
Financial costs	(196)	(185)	(364)
Other financial results	230	211	558
Financial results, net	79	58	199
Profit before income tax	582	498	623
Income tax	(204)	121	(318)
Profit of the year	378	619	305
Items that will not be reclassified to profit or loss
Results related to defined benefit plans			(5)
Income tax			2
Exchange differences on translation	(26)	123	(78)
Items that may be reclassified to profit or loss
Gain on cash flow hedges	46
Income tax	(16)
Exchange differences on translation	(25)	138	(97)
Other comprehensive (loss) income of the year	(21)	261	(178)
Total comprehensive income of the year	357	880	127
Total profit of the year attributable to:
Owners of the company	377	619	302
Non-controlling interest	1		3
Profit of the year	378	619	305
Total comprehensive income of the year attributable to:
Owners of the Company	356	880	124
Non-controlling interest	1		3
Total comprehensive income of the year	$ 357	$ 880	$ 127
Earnings per share attributable to equity holders of the Company
Total basic earning per share	$ 0.28	$ 0.46	$ 0.22
Total diluted earning per share	$ 0.28	$ 0.46	$ 0.22